CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Cash flows from operating activities:
Net income/(loss)	¥ (772,963)	$ (111,425)	¥ (1,648,583)	¥ 139,433
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities:
Share-based compensation expenses	266,575	38,428	176,605	37,933
Depreciation and amortization expenses	406,827	58,646	209,144	34,438
Investment (income)/loss	(149)	(21)	230,619	(13,189)
Share of results of equity investees	926,740	133,594	717,616
Interest expense	73,395	10,580	52,146
Loss upon conversion of Guazi Convertible Note	84,177	12,134
Interest income from Guazi Convertible Note	(17,503)	(2,523)
Allowance for doubtful accounts and other current assets write-off	56,617	8,162	12,026
Compensation to noncontrolling shareholders resulting from waiver of receivables from 58 Home			77,338
Bargain purchase gain			(10,641)
Gain on deconsolidation and disposal of businesses	(79,581)	(11,472)	(765,072)
Impairment loss of long-term investments and other non-current assets	172,125	24,813	6,119
Loss/(income) on disposal of property and equipment	(463)	(67)	3,814	248
Deferred income taxes	(56,358)	(8,124)	(34,759)
Foreign currency exchange loss, net	3,727	537	11,196	15,335
Changes in operating assets and liabilities, net of acquisitions and disposals:
Accounts receivable	(87,769)	(12,652)	(166,185)	(12,269)
Prepayments and other assets	(9,451)	(1,363)	(158,665)	(98,527)
Accounts payable	(38,522)	(5,553)	304,867	37,034
Deferred revenues	420,938	60,680	363,153	247,379
Customer advances	233,411	33,647	484,002	89,899
Salary and welfare payable	41,086	5,923	167,677	66,387
Taxes payable	(4,078)	(588)	4,060	31,428
Accrued expenses and other liabilities	269,068	38,787	162,061	31,188
Net cash provided by operating activities	1,887,849	272,143	198,538	606,717
Cash flows from investing activities:
Purchase of property and equipment	(212,449)	(30,625)	(1,255,553)	(199,631)
Purchase of intangible assets	(667)	(96)	(5,472)
Cash received for disposal of property and equipment	364	52	1,423	271
Purchase of land use rights			(3,843)
Purchase of long-term investments	(168,741)	(24,325)	(502,764)	(146,164)
Changes in restricted cash	(1,148,498)	(165,561)
Cash paid to term deposits and other advances	(181,160)	(26,115)	(122,274)	(2,360,475)
Proceeds from maturity of term deposits	10,530	1,518	2,003,584	1,543,263
Purchase of short-term investments	(9,701,600)	(1,398,530)	(2,951,880)	(4,011,438)
Proceeds from maturity of short-term investments	9,120,873	1,314,815	4,401,792	3,289,146
Cash paid for acquisition of Anjuke, net of acquisition of cash	(190,868)	(27,514)	(766,455)
Cash paid for equity investment in Ganji	(806,383)	(116,244)	(1,776,677)
Cash paid for step-acquisition of Ganji, net of acquisition of cash	(662,722)	(95,534)	(1,501,830)
Cash received/(paid) for acquisitions of other subsidiaries, net of acquisition of cash	(479)	(69)	(266,175)	997
Net cash received/(paid) upon deconsolidation and disposal of businesses	(6,227)	(898)	289,562
Purchase of convertible note issued by Guazi.com Inc. ("Guazi")			(324,680)
Net cash used in investing activities	(3,948,027)	(569,126)	(2,781,242)	(1,884,031)
Cash flows from financing activities:
Proceeds from exercise of share options	21,131	3,046	21,390	20,203
Proceeds from short-term loans	2,853,303	411,317	2,457,240
Repayment of short-term loans	(2,994,038)	(431,604)
Proceeds from long-term loan	150,000	21,623
Proceeds from issuance of 4,000,000 Class A ordinary shares in follow-on offering				449,091
Proceeds from issuance of ordinary shares to Tencent			2,452,080	4,532,020
Payments for repurchase of ordinary share from pre-IPO shareholders				(3,399,015)
Payment for issuance expenses				(17,414)
Capital injection from noncontrolling interest shareholders	28,235	4,070
Net cash provided by financing activities	58,631	8,452	4,930,710	1,584,885
Effect of exchange rate changes on cash and cash equivalents	63,617	9,170	108,872	5,113
Net increase/(decrease) in cash and cash equivalents	(1,937,930)	(279,361)	2,456,878	312,684
Cash and cash equivalents at the beginning of the year	3,138,387	452,412	681,509	368,825
Cash and cash equivalents at the end of the year	1,200,457	173,051	3,138,387	681,509
Supplemental disclosure of cash flow information:
Income tax paid/(refund), net	3,541	510	(7,078)	7,349
Interest expense paid	74,861	10,792
Supplemental disclosure of non-cash activities:
Property and equipment in accounts payable	36,967	5,329	42,449	11,095
Deemed dividend to mezzanine classified noncontrolling interests	15,717	2,266	5,762
Equity consideration for acquisition of Anjuke			577,961
Equity consideration for equity investment in Ganji			5,586,107
Equity consideration for step acquisition of Ganji			7,107,133
Cash consideration payable for acquisition of Anjuke			188,068
Cash consideration payable for equity investment in Ganji			794,901
Cash consideration payable for step acquisition of Ganji			982,923
Early repayment of convertible note by issuance of ordinary share to Tencent			852,938
Non-cash consideration for investment in Tujia.com International ("Tujia")	¥ 79,132	$ 11,407